ORGANIZATION AND BASIS OF PRESENTATION (Details) (USD $)	12 Months Ended	0 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Aug. 17, 2012 AudioEye Acquisition Corporation	Jun. 30, 2011 AudioEye Acquisition Corporation	Sep. 30, 2013 AudioEye Acquisition Corporation	Dec. 31, 2012 AudioEye Acquisition Corporation	Mar. 22, 2013 AudioEye Acquisition Corporation	Aug. 17, 2012 CMG Holdings Group, Inc.	Aug. 15, 2012 CMG Holdings Group, Inc.	Sep. 30, 2013 CMG Holdings Group, Inc.	Jun. 22, 2011 CMG Holdings Group, Inc.	Mar. 31, 2010 CMG Holdings Group, Inc.
Organization and Basis of Presentation
Former stockholders right to receive cash from income earned (as a percent)											50.00%
Percentage of outstanding shares acquired		80.00%	80.00%				80.00%
Aggregate principal amount of senior notes, to be released										$ 1,025,000
Cash payment of senior notes, released					700,000
Issuance of secured promissory note	50,000				425,000
Issuance of shares for debt					1,500,000
Issuance of shares in spin-off				1,500,259
Stockholders dividend to be distributed as the Spin-Off (as a percent)										5.00%
Royalty Agreement period								5 years
Royalty agreement, percent							10.00%		10.00%
Commission agreement, percent							7.50%		7.50%
Merger with AEAC conversion rate of stock (in dollars per share)				$ 0.94134
Merger with AEAC, debentures assumed		425,000				1,400,200
Shares issued to AEAC share holders				24,004,143
Shares issued to AEAC debenture holders						$ 5,871,752